As filed with the Securities and Exchange Commission on April 13, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation

SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2006
Common Stock - 1.0%(1)	Shares	Value
Natural Gas Gathering/Processing - 1.0%(1)
Crosstex Energy, Inc. (Cost $2,172,703)	54,136	$4,307,602

Master Limited Partnerships and Related Companies - 167.9%(1)

Coal - 0.9%(1)
Natural Resource Partners, L.P.	71,800	3,781,706

Crude/Refined Products Pipelines - 99.4%(1)
Buckeye Partners, L.P.	568,802	25,175,177
Enbridge Energy Partners, L.P.	904,000	40,408,800
Holly Energy Partners, L.P.	427,070	17,129,778
Kinder Morgan Management, LLC(3)	1,464,699	64,051,287
Magellan Midstream Partners, L.P.	2,190,213	68,969,807
Pacific Energy Partners, L.P.	656,500	20,318,675
Pacific Energy Partners, L.P.(2)	325,200	9,450,312
Plains All American Pipeline, L.P.	1,247,155	55,885,016
Sunoco Logistics Partners, L.P.	934,625	40,058,028
TEPPCO Partners, L.P.	812,745	29,608,300
Valero, L.P.	709,874	36,927,645
		407,982,825

Natural Gas/Natural Gas Liquid Pipelines - 15.7%(1)
Enterprise GP Holdings, L.P.	71,400	2,845,290
Enterprise Products Partners, L.P.	2,248,940	54,604,263
Northern Border Partners, L.P.	144,600	6,955,260
		64,404,813

Natural Gas Gathering/Processing - 33.8%(1)
Copano Energy, LLC	91,950	3,740,526
Copano Energy, LLC(2)	531,701	21,198,919
Crosstex Energy, L.P.	160,009	5,920,333
Crosstex Energy, L.P.(2)	108,578	3,776,343
Energy Transfer Partners, L.P.	1,804,600	64,460,312
Hiland Partners, L.P.	36,548	1,498,468
Markwest Energy Partners, L.P.	805,810	36,261,450
Williams Partners, L.P.	59,750	1,977,725
		138,834,076

Shipping - 5.3%(1)
K-Sea Transportation Partners, L.P.	571,300	19,806,971
Teekay LNG Partners, L.P.	67,200	2,042,880
		21,849,851

Propane Distribution - 12.8%(1)
Inergy, L.P.	1,767,979	48,336,546
Inergy, L.P.(2)	82,655	2,001,904
Inergy Holdings, L.P.	61,761	2,099,874
		52,438,324
Total Master Limited Partnerships and Related Companies (Cost $531,602,985)		689,291,595

	Principal
Promissory Note - 1.5%(1)	Amount
Shipping - 1.5%(1)
E.W. Transportation, LLC - Unregistered, 8.72%, Due 3/31/2009
(Cost $6,133,985)(2)(4)	$6,197,549	6,133,985

Short-Term Investments - 1.5% (1)	Shares

First American Government Obligations Money Market
Fund - Class Y, 4.16%(5) (Cost $6,196,023)	6,196,023	6,196,023

Total Investments - 171.9% (1) (Cost $546,105,696)		705,929,205

Auction Rate Senior Notes - (40.2%)(1)		(165,000,000)
Interest Rate Swap Contracts - 0.7%(1)
$345,000,000 notional - Unrealized Appreciation, Net(6)		2,965,831
Liabilities in Excess of Cash and Other Assets - (15.4%)(1)		(63,252,871)
Preferred Shares at Redemption Value - (17.0%)(1)		(70,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$410,642,165

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Fair valued securities represent a total market value of $42,561,463 which represents 10.4% of net assets. These securities are deemed to be restricted; see Note 6 for further disclosure.
(3) Security distributions are paid in kind. Related company of master limited partnership.
(4) Security is a variable rate instrument. Interest rate is as of February 28, 2006.
(5) Rate indicated is the 7-day effective yield.
(6) See Note 10 for further disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Infrastructure Corporation

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer

Date April 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer

Date April 12, 2006

By (Signature and Title)* /s/ Terry C. Matlack
Terry C. Matlack, Chief Financial Officer

Date April 12, 2006